Long-Term Debt - Summary of Long Term Debt (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	CAD 739.6	CAD 1,020.5
Less current portion	198.2	91.9
Long-term portion	541.4	928.6
Notes payable [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	60.8	127.2
Revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	209.9	416.1
Term loan [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	458.5	454.1
Finance lease obligations [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	CAD 10.4	CAD 23.1